Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are comprised of the following:

	For the Years Ended December 31,
(in thousands)	2021	2020
Intangible assets with finite lives:
Acquired technology	$3,201	$3,201
Customer relationship	1,350	1,350
Non-Competition agreement	939	939

	5,490	5,490

Accumulated amortization:
Acquired technology	522	75
Customer relationship	1,186	170
Non-Competition agreement	346	50

	2,054	295

Intangible assets, net	$3,436	$5,195

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Future amortization that will be charged to expense over the remaining life of the intangible assets as of December 31, 2021 is as follows:

December 31,	In thousands
2022	$907
2023	743
2024	446
2025	446
2026 and thereafter	894

$3,436